Putnam Sustainable Leaders ETF
The fund's portfolio
5/31/21 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value
Airlines (0.5%)
JetBlue Airways Corp.(NON)	1,180	$23,718

		23,718
Banks (4.5%)
Bank of America Corp.	2,900	122,931
First Republic Bank	380	72,747

		195,678
Biotechnology (2.1%)
Amgen, Inc.	256	60,913
Vertex Pharmaceuticals, Inc.(NON)	160	33,381

		94,294
Building products (1.9%)
Johnson Controls International PLC	1,278	85,038

		85,038
Capital markets (2.2%)
BlackRock, Inc.	109	95,597

		95,597
Chemicals (2.8%)
Ecolab, Inc.	207	44,522
Linde PLC	256	76,954

		121,476
Commercial services and supplies (1.4%)
GFL Environmental, Inc. (Canada)	1,955	63,616

		63,616
Containers and packaging (2.4%)
Avery Dennison Corp.	256	56,456
Ball Corp.	588	48,310

		104,766
Diversified financial services (0.9%)
Soaring Eagle Acquisition Corp. Class A(NON)	4,181	41,266

		41,266
Electric utilities (1.3%)
NextEra Energy, Inc.	786	57,551

		57,551
Entertainment (1.6%)
Walt Disney Co. (The)(NON)	380	67,887

		67,887
Equity real estate investment trusts (REITs) (2.8%)
American Tower Corp.	184	47,005
Boston Properties, Inc.	625	73,475

		120,480
Food and staples retail (1.8%)
Walmart, Inc.	564	80,105

		80,105
Food products (0.7%)
McCormick & Co., Inc. (non-voting shares)	368	32,774

		32,774
Health-care equipment and supplies (6.4%)
Baxter International, Inc.	552	45,330
Cooper Cos., Inc. (The)	160	62,952
Danaher Corp.	441	112,958
Medtronic PLC	454	57,472

		278,712
Health-care providers and services (1.5%)
CVS Health Corp.	762	65,867

		65,867
Hotels, restaurants, and leisure (4.1%)
Chipotle Mexican Grill, Inc.(NON)	48	65,855
Hilton Worldwide Holdings, Inc.(NON)	588	73,659
Vail Resorts, Inc.(NON)	123	40,206

		179,720
Independent power and renewable electricity producers (1.5%)
AES Corp. (The)	2,580	65,558

		65,558
Industrial conglomerates (2.7%)
Honeywell International, Inc.	307	70,889
Roper Technologies, Inc.	109	49,051

		119,940
Insurance (1.5%)
Prudential PLC ADR (United Kingdom)	1,486	63,467

		63,467
Interactive media and services (1.6%)
Alphabet, Inc. Class A(NON)	25	58,921
Bumble, Inc. Class A(NON)	268	12,789

		71,710
Internet and direct marketing retail (5.3%)
Amazon.com, Inc.(NON)	62	199,830
Etsy, Inc.(NON)	184	30,310

		230,140
IT Services (6.7%)
Fidelity National Information Services, Inc.	639	95,198
Okta, Inc.(NON)	99	22,022
Shopify, Inc. Class A (Canada)(NON)	48	59,658
Snowflake, Inc. Class A(NON)	50	11,902
Visa, Inc. Class A	454	103,194

		291,974
Leisure products (0.6%)
Hasbro, Inc.	282	27,064

		27,064
Life sciences tools and services (2.0%)
Thermo Fisher Scientific, Inc.	184	86,388

		86,388
Machinery (2.5%)
Deere & Co.	109	39,360
Stanley Black & Decker, Inc.	319	69,159

		108,519
Multi-utilities (0.8%)
Ameren Corp.	392	33,006

		33,006
Multiline retail (1.8%)
Target Corp.	354	80,330

		80,330
Personal products (1.3%)
Unilever PLC ADR (United Kingdom)	921	55,232

		55,232
Pharmaceuticals (2.2%)
AstraZeneca PLC ADR (United Kingdom)	368	20,891
Eli Lilly and Co.	380	75,901

		96,792
Road and rail (1.7%)
Union Pacific Corp.	331	74,386

		74,386
Semiconductors and semiconductor equipment (6.1%)
Applied Materials, Inc.	503	69,479
ASML Holding NV (NY Reg Shares) (Netherlands)	109	73,626
NXP Semiconductors NV	245	51,798
Texas Instruments, Inc.	380	72,132

		267,035
Software (11.2%)
Adobe, Inc.(NON)	207	104,448
DocuSign, Inc.(NON)	231	46,574
Microsoft Corp.	1,350	337,068

		488,090
Specialty retail (1.4%)
Home Depot, Inc. (The)	195	62,187

		62,187
Technology hardware, storage, and peripherals (6.5%)
Apple, Inc.	2,274	283,363

		283,363
Textiles, apparel, and luxury goods (0.8%)
Levi Strauss & Co. Class A	1,339	35,832

		35,832
TOTAL INVESTMENTS

Total investments (cost $4,245,096)		$4,249,558

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 25, 2021 (commencement of operations) through May 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,376,751.
(NON)	This security is non-income-producing.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$139,597	$—	$—
Consumer discretionary	615,273	—	—
Consumer staples	168,111	—	—
Financials	396,008	—	—
Health care	622,053	—	—
Industrials	475,217	—	—
Information technology	1,330,462	—	—
Materials	226,242	—	—
Real estate	120,480	—	—
Utilities	156,115	—	—

Total common stocks	4,249,558	—	—

Totals by level	$4,249,558	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com